Stockholders’ Equity - Schedule of Unvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Unvested Restricted Stock Units Activity [Line Items]
Number of RSU, Unvested | shares	4,798,167
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 12.03
Number of RSU, Granted | shares	6,600,180
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.17
Number of RSU, Vested | shares	(6,615,060)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.22
Number of RSU, Cancelled or forfeited | shares	(3,915,287)
Weighted Average Grant Date Fair Value, Cancelled or forfeited | $ / shares	$ 10.15
Number of RSU, Unvested | shares	868,000
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 10.77